Shareholder Fees - DWS Enhanced Commodity Strategy Fund	Oct. 01, 2021 USD ($)
Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as % of offering price	5.75%
Maximum deferred sales charge (load), as % of redemption proceeds	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	$ 20
Class T
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as % of offering price	2.50%
Maximum deferred sales charge (load), as % of redemption proceeds	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	none
Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as % of offering price	none
Maximum deferred sales charge (load), as % of redemption proceeds	1.00%
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	$ 20
Class R6
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as % of offering price	none
Maximum deferred sales charge (load), as % of redemption proceeds	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	none
INST Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as % of offering price	none
Maximum deferred sales charge (load), as % of redemption proceeds	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	none
Class S
Shareholder Fees:
Maximum sales charge (load) imposed on purchases, as % of offering price	none
Maximum deferred sales charge (load), as % of redemption proceeds	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	$ 20